/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending February 28, 1999

MFS Intermediate Income Trust
Date        Identification   Shares RepurchaseRepurchase       NAV       Broker
            of Security                       Price
02/01/99    Shares of        70,000            6.875           7.71      Merrill
            Beneficial                                                   Lynch
            Interest
02/09/99    Shares of        139,300           6.8125          7.67      Merrill
            Beneficial                                                   Lynch
            Interest
2/16/99     Shares of        28,800            6.75            7.60      Merrill
            Beneficial                                                   Lynch
            Interest
2/22/99     Shares of        150,000          6.8125           7.61      Merrill
            Beneficial                                                   Lynch
            Interest
2/23/99     Shares of        33,800           6.8125           7.59      Merrill
            Beneficial                                                   Lynch
            Interest
2/24/99     Shares of        5,100             6.8125          7.57      Merrill
            Beneficial                                                   Lynch
            Interest
2/25/99     Shares of        15,900            6.7928          7.54      Merrill
            Beneficial                                                   Lynch
            Interest
2/26/99     Shares of        70,000            6.8125          7.54      Merrill
            Beneficial                                                   Lynch
            Interest



Total Shares Repurchased:  512,900
Remarks: None.

MFS Government Markets Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer